PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2021
PROPERTY AND EQUIPMENT, NET
Schedule of Property and equipment

	June 30,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
Motor vehicles	¥4,741,366	¥5,097,921	$789,415
Office equipment and fixtures	1,436,210	1,385,084	214,481
Production equipment	30,181,761	30,559,275	4,732,109
Total property and equipment	36,359,337	37,042,280	5,736,005
Less: accumulated depreciation	(6,602,458)	(9,135,200)	(1,414,588)
Less: Impairment for property and equipment	—	(768,312)	(118,973)
Property and equipment, net	¥29,756,879	¥27,138,768	$4,202,444